Net fee and commission income	12 Months Ended
Dec. 31, 2020
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Fee and commission income
Underwriting fees	1,085	741	811
of which: equity underwriting fees	657	360	431
of which: debt underwriting fees	428	382	380
M&A and corporate finance fees	736	774	768
Brokerage fees	4,132	3,248	3,521
Investment fund fees	5,289	4,858	4,954
Portfolio management and related services	8,009	7,656	7,756
Other	1,710	1,832	1,786
Total fee and commission income[1]	20,961	19,110	19,598
of which: recurring	13,009	12,544	12,911
of which: transaction-based	7,491	6,402	6,594
of which: performance-based	461	163	93
Fee and commission expense
Brokerage fees paid	274	310	316
Distribution fees paid	589	590	580
Other	912	797	807
Total fee and commission expense	1,775	1,696	1,703
Net fee and commission income	19,186	17,413	17,895
of which: net brokerage fees	3,858	2,938	3,205
1 For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,426 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,882 million for the Investment Bank and USD 49 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,355 million for the Investment Bank and USD 94 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,525 million for the Investment Bank and USD 97 million for Group Functions).

UBS AG
Net fee And Commission Income [Line Items]
Disclosure Of Fee And Commission Income Expense Explanatory

Note 4 Net fee and commission income

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Fee and commission income
Underwriting fees	1,104	784	843
of which: equity underwriting fees	657	360	431
of which: debt underwriting fees	446	424	412
M&A and corporate finance fees	736	774	768
Brokerage fees	4,132	3,248	3,521
Investment fund fees	5,289	4,859	4,955
Portfolio management and related services	8,009	7,656	7,756
Other	1,712	1,836	1,789
Total fee and commission income[1]	20,982	19,156	19,632
of which: recurring	13,010	12,545	12,911
of which: transaction-based	7,512	6,449	6,629
of which: performance-based	461	163	93
Fee and commission expense
Brokerage fees paid	274	310	316
Distribution fees paid	589	590	580
Other	911	796	807
Total fee and commission expense	1,775	1,696	1,703
Net fee and commission income	19,207	17,460	17,930
of which: net brokerage fees	3,858	2,938	3,205
1 For the year ended 31 December 2020, reflects third-party fee and commission income of USD 12,475 million for Global Wealth Management, USD 1,427 million for Personal & Corporate Banking, USD 3,129 million for Asset Management, USD 3,901 million for the Investment Bank and USD 50 million for Group Functions (for the year ended 31 December 2019: USD 11,694 million for Global Wealth Management, USD 1,307 million for Personal & Corporate Banking, USD 2,659 million for Asset Management, USD 3,397 million for the Investment Bank and USD 98 million for Group Functions; for the year ended 31 December 2018: USD 12,059 million for Global Wealth Management, USD 1,338 million for Personal & Corporate Banking, USD 2,579 million for Asset Management, USD 3,557 million for the Investment Bank and USD 100 million for Group Functions).